Fees Summary	Oct. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 272,000
Previously Paid Amount	0.00
Total Fee Amount	41.64
Total Offset Amount	0.00
Net Fee	41.64
Narrative - Max Aggregate Offering Price	$ 272,000
Final Prospectus	true